SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2012
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

5.     SHAREHOLDERS' EQUITY

  During the first quarter of 2009, the Company implemented a restricted share unit ("RSU") plan for certain employees. Effective January 1, 2012 the RSU plan was amended to include Directors and Senior Executives of Agnico-Eagle. A deferred compensation balance was recorded for the total grant-date value on the date of the grant. The deferred compensation balance was recorded as a reduction of shareholders' equity and is being amortized as compensation expense (or capitalized to construction in progress) over the applicable vesting period of two to three years.

  During the first quarter of 2012, the Company funded the RSU plan by transferring $12.0 million (2011 — $3.7 million) to an employee benefit trust (the "Trust") that then purchased shares of the Company in the open market. The Trust is funded once per year during the first quarter of each year. Compensation cost for the RSU plan incorporates an expected forfeiture rate. The forfeiture rate is estimated based on the Company's historical employee turnover rates and expectations of future forfeiture rates that incorporate various factors that include historical employee stock option plan forfeiture rates. For the years 2009 through 2012, the impact of forfeitures was not material. For accounting purposes, the Trust is treated as a variable interest entity and consolidated in the accounts of the Company. On consolidation, the dividends paid on the shares held by the Trust are eliminated. The shares purchased and held by the Trust are treated as not outstanding for the basic earnings per share ("EPS") calculations. They are included in the basic EPS calculations once they have vested. All of the unvested shares held by the Trust are included in the diluted EPS calculations.

  The following table summarizes the maximum number of common shares that would be outstanding if all instruments outstanding at June 30, 2012 were exercised:

Common shares outstanding at June 30, 2012	171,169,405
Employees' stock options	11,592,401
Warrants	8,600,000
Restricted share unit plan	273,980

191,635,786

  During the six months ended June 30, 2012, 3,251,000 (2011 — 2,593,785) options were granted with a weighted average exercise price of C$36.98 (2011 — C$76.46), 15,250 (2011 — 217,388) employee stock options were exercised for cash of $0.6 million (2011 — $8.9 million), 120,750 (2011 — 91,750) options were cancelled with a weighted average exercise price of C$60.37 (2011 — C$66.87) and 481,650 (2011 — nil) options expired with a weighted average exercise price of C$47.49 (2011 — nil).

  During the three months ended June 30, 2012, 23,000 (2011 — 19,000) options were granted with a weighted average exercise price of C$39.46 (2011 — C$63.39), 15,250 (2011 — 53,169) employee stock options were exercised for cash of $0.6 million (2011 — $2.1 million), 30,750 (2011 — nil) options were cancelled with a weighted average exercise price of C$60.56 (2011 — nil) and 32,500 (2011 — nil) options expired with a weighted average exercise price of C$39.18 (2011 — nil).

  The following table summarizes the reconciliation for the weighted average number of common shares in the calculation of basic and diluted income per share:

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Net income for the period	$43,272	$68,825	$121,820	$114,089

Weighted average number of common shares outstanding — basic (in thousands)	170,985	169,029	170,937	168,949
Add: Dilutive impact of employee stock options	—	1,087	—	1,087
Dilutive impact of warrants	—	2,266	—	2,530
Dilutive impact of shares related to RSU plan	294	66	211	66

Weighted average number of common shares outstanding — diluted (in thousands)	171,279	172,448	171,148	172,632

Net income per share — basic	$0.25	$0.41	$0.71	$0.68

Net income per share — diluted	$0.25	$0.40	$0.71	$0.66

  The calculation of diluted net income per share has been computed using the treasury stock method.

  For the three and six months ended June 30, 2012, all employee stock options and warrants were excluded from the computation of diluted weighted average common shares because their effect would have been anti-dilutive.

  For the three and six months ended June 30, 2011, 2,046,346 and 718,696 employee stock options were excluded from the computation of diluted weighted average common shares, respectively, because their effect would have been anti-dilutive. For the three and six months ended June 30, 2011, all of the Company's warrants were dilutive and were included in the computation of diluted weighted average common shares.